Trade Payables and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Trade Payables and Other Current Liabilities [Abstract]
Schedule of Trade Payables and Other Current Liabilities
	As of December 31,
	2025	2024
Payroll payable	$1,108,061	$1,204,345
Accrued expenses	1,075,620	693,589
Trade payables – third parties	545,737	2,004,404
Output VAT and other taxes payable	260,696	185,750
Other payables	88,463	174,667
Accrued customer claims, cash loss and shortage	76,965	168,789
Deferred revenue	2,712	117,820
Trade payables and other current liabilities	$3,158,254	$4,549,364